STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of cash flows of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statutory reserves and restricted net assets
Net cash provided by (used in) operating activities	¥ 3,595,122	$ 564,153	¥ 9,361,949	¥ 112,626
Net cash used in investing activities	(24,884,074)	(3,904,854)	(14,977,618)	(3,873,722)
Net cash provided by financing activities	(1,074,173)	(168,561)	25,406,250	23,026,396
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(442,141)	(69,382)	(2,183,682)	(94,922)
Net increase (decrease) in cash and cash equivalents and restricted cash	(22,805,266)	(3,578,644)	17,606,899	19,170,378
Cash, cash equivalents and restricted cash at the beginning of the year	49,537,475	7,773,511	31,930,576	12,760,198
Cash, cash equivalents and restricted cash at the end of the year	26,732,209	$ 4,194,867	49,537,475	31,930,576
Parent
Statutory reserves and restricted net assets
Net cash provided by (used in) operating activities	(10,302)		(72,175)	9,224
Net cash used in investing activities	(3,183,233)		(42,674,498)	(15,719,863)
Net cash provided by financing activities	7		34,151,607	25,763,789
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(12,822)		(668,623)	(43,253)
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,206,350)		(9,263,689)	10,009,897
Cash, cash equivalents and restricted cash at the beginning of the year	3,261,585		12,525,274	2,515,377
Cash, cash equivalents and restricted cash at the end of the year	¥ 55,235		¥ 3,261,585	¥ 12,525,274